OTHER INCOME	12 Months Ended
Dec. 31, 2017
OTHER INCOME
OTHER INCOME

NOTE 24 — OTHER INCOME

Other income by function is detailed as follows:

	01.01.2017	01.01.2016	01.01.2015
Details	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$
Gain on disposal of Property, plant and equipment	312,470	318,771	233,255
PIS/CONFINS Leasing tax recovery	—	1,034,040	—
Others	238,364	408,088	238,314

Total	550,834	1,760,899	471,569